Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-operating Expenses
Foreign exchange losses	$ 3,618	$ 2,146	$ 2,195
Financial charges	56	158	104
Interest expense	565	893	685
Other components of defined benefit plans, net	14	(78)	248
Impairment of equity securities at cost			7,000
Accounts receivable write-off	1,282
Other	16	307	847
Total non-operating expenses from continuing operations	$ 5,551	$ 3,426	$ 11,079